Shareholders' Equity - Authorized share capital and common shares (Details) - USD ($)	Mar. 18, 2016	Dec. 31, 2017	Dec. 31, 2016
Authorized Shares [Abstract]
Authorized Share Capital Value		$ 200,000,000	$ 200,000,000
Common Shares [Abstract]
Merger price per share	$ 137.50
Special dividend per share	$ 3.00
Percentage ownership	100.00%
Common shares, shares issued	1	100,000,000	100,000,000
Common shares, par value	$ 1.00	$ 0.00000001	$ 0.00000001
Total share capital		$ 1.00